Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Warrants [Abstract]
Warrants

Note 15 — Warrants

On January 28, 2022, the Company entered into an exchange agreement with the holder of certain existing warrants of the Company which were exercisable for an aggregate of 657,402 shares of the Company’s common stock. Pursuant to the exchange agreement, the Company agreed to issue to the warrant holder an aggregate of 184,153 shares of common stock and rights to receive an aggregate of 52,513 shares of common stock in exchange for the existing warrants. The Company accounted for the exchange agreement as a warrant modification. The Company determined the fair value of the existing warrants as if issued on the exchange agreement date and compared that to the fair value of the common stock issued. The Company calculated the fair value of the existing warrants using a Black-Scholes Option pricing model and determined it to be approximately $12.00 per share. The fair value of the common stock issued was based on the closing stock price of the date of the exchange. The total fair value of the warrants prior to modification was greater than the fair value of the common stock issued, and therefore, there was no incremental fair value related to the exchange.

Between March 15 and March 22, 2022, we received cash redemption notices from the holders of the Company’s Series 7 Convertible Preferred Stock issued on September 15, 2021, totaling 49,250 shares of Series 7 Convertible Preferred Stock for aggregate cash required to be paid of approximately $49.3 million. In addition, upon redemption of the Series 7 Convertible Preferred Stock, each holder forfeited 75% of the related warrants that were issued together with the Series 7 Convertible Preferred Stock (the “Series 7 Warrants”). 394,000 corresponding warrants issued in connection with the issuance of the Series 7 Convertible Preferred Stock have been forfeited and 232,675 related warrants remain outstanding. As of June 30, 2023, there are no Series 7 Warrants outstanding as they were exchanged under the warrant amendments below.

On March 22, 2022, the Company entered into a securities purchase agreement with certain investors pursuant to which the Company agreed to issue and sell, in a registered direct offering sold an aggregate of 53,197.7234 shares of the Company’s Series 8 Convertible Preferred Shares, par value $0.001 per share, and warrants to purchase up to 1,503,726 shares of common stock. Each share and related warrants were sold together at a subscription amount of $940, representing an original issue discount of 6% of the stated value for an aggregate subscription amount of $50.0 million.

During the three months ended March 31, 2023, the Company issued 1,380,000 shares of common stock in connection with the exercise of 1,380,000 pre-funded warrants at $0.001 per share in connection with the October 2022 registered direct offering.

Warrant Amendments

On February 28, 2023, the Company entered into warrant amendments (the “Warrant Amendments”) with certain holders (each, including its successors and assigns, a “Holder” and collectively, the “Holders”) of (i) those certain Common Stock Purchase Warrants issued by the Company in April 2018 (the “April 2018 Warrants”) pursuant to the registration statement on Form S-3 (File No. 333-204159), (ii) those certain Common Stock Purchase Warrants issued by the Company in September 2021 (the “September 2021 Warrants”) pursuant to the registration statement on Form S-3 (File No. 333-256827), and (iii) those certain Common Stock Purchase Warrants issued by the Company in March 2022 (the “March 2022 Warrants” and together with the April 2018 Warrants and the September 2021 Warrants, the “Existing Warrants”) pursuant to the registration statement on Form S-3 (File No. 333-256827).

Pursuant to the Warrant Amendments, the Company and the Holders have agreed to amend (i) the September 2021 Warrants and the March 2022 Warrants to provide that all of such outstanding warrants shall be automatically exchanged for shares of common stock of the Company, at a rate of 0.33 shares of Common Stock (the “Exchange Shares”) for each September 2021 Warrant or March 2022 Warrant, as applicable, and (ii) the April 2018 Warrants to remove the obligation of the Company to hold the portion of a Distribution (as defined in the April 2018 Warrants) in abeyance in connection with the Beneficial Ownership Limitation (as defined in the April 2018 Warrants).

In connection with the exchange of 232,675 September 2021 Warrants and 751,867 March 2022 Warrants, which were all of the then outstanding of those warrants as of the effective date of the Warrant Amendments, the Company issued 76,794 Exchange Shares and 248,124 Exchange Shares, respectively, resulting in the issuance of 324,918 Exchange Shares in the aggregate.

The Company accounted for the exchange as a warrant modification. The Company determined the fair value of the Existing Warrants as if issued on the Warrant Amendment date and compared that to the fair value of the common stock issued for the Exchange Shares. The Company calculated the fair value of the Existing Warrants using a Black-Scholes Option pricing model and determined it to be approximately $0.6 million. The fair value of the common stock issued was based on the closing stock price of the date of the Warrant Amendment. The total fair value of the Existing Warrants prior to modification was greater than the fair value of the Exchange Shares issued, and therefore, there was no incremental fair value related to the Warrant Amendments.

May 2023 Warrant Purchase Agreement

On May 15, 2023, the Company entered into a Warrant Purchase Agreement (the “Agreement”) with multiple purchasers for the purchase and sale of up to an aggregate of 150,000,000 of warrants (the “May 2023 Warrants”). The Agreement and the May 2023 Warrants were subsequently amended on June 20, 2023. The purchase price for one (1) May 2023 Warrant is $0.01 (the “Per Warrant Purchase Price”). The May 2023 Warrants have an initial exercise price $0.26, payable in cash or the cancellation of indebtedness ( the “Initial Exercise Price”). The exercise price will equal the lower of (i) the Initial Exercise Price and (ii) 90% of the lowest VWAP (as defined in the Agreement) of the Common Stock for the five Trading Days (as defined in the Agreement) immediately prior to the date on which a Notice of Exercise is submitted to the Company (the “Adjusted Exercise Price” and together with the Initial Price, as applicable, the “Exercise Price”); provided, however, that the Adjusted Exercise Price shall not be less than $0.10; and provided further that any exercise of the May 2023 Warrants with an Adjusted Exercise Price will be subject to the Company’s consent unless the trading price of the Common Stock as of the time the Notice of Exercise is delivered to the Company is at least 10% or more above the prior Trading Day’s Nasdaq Official Closing Price. No warrant holder may exercise the May 2023 Warrants to the extent such exercise would cause such warrant holder, together with its affiliates and attribution parties, to beneficially own a number of shares of Common Stock which would exceed 9.99% of the Company’s then outstanding Common Stock following such exercise.

Each May 2023 Warrant is immediately exercisable for one share of Common Stock and will expire 1 year from the issuance date (the “Termination Date”) unless extended by the Company with the consent of the warrant holder. Pursuant to the terms of the May 2023 Warrants, at any time prior to the Termination Date, the Company may, in its sole discretion, redeem any portion of a May 2023 Warrants that have not been exercised, in cash, at the Per Warrant Purchase Price, plus all liquidated damages and other costs, expenses or amounts due in respect of the Warrants (the “Redemption Amount”) upon five Trading Days’ written notice to the warrant holder (the “Redemption Date”). On the Termination Date, the Company will be required to redeem any portion of the May 2023 Warrants that have not been exercised or redeemed prior to such date through payment of the Redemption Amount in cash. The Company will be required to pay any Redemption Amount within five Trading Days after the Redemption Date or the Termination Date, as applicable.

The 150,000,000 May 2023 Warrants were issued on May 17, 2023 for aggregate gross proceeds of approximately $1.5 million. The aggregate net proceeds from the offerings, after deducting the placement agent fees and other estimated offering expenses, were approximately $1.4 million.

The May 2023 Warrants were determined to be within the scope of ASC 480 as they represent obligations to the Company, as the Company is obligated to redeem any May 2023 Warrants that have not been exercised at the Termination Date. As such, the Company recorded the May 2023 Warrants as a liability at fair value on the issuance date. The fair value of the May 2023 Warrants was determined using level 3 inputs utilizing a Monte-Carlo simulation.The May 2023 Warrants are subsequently measured as if the May 2023 Warrants were to be settled on the current redemption value with subsequent changes recognized as interest cost. The fair value of the Warrants was determined to be $1.48 million at the date of issuance, and the redemption value of the Warrants was determined to be approximately $1.5 million as of June 30, 2023. The fair value of the Warrants are reflected within Warrant Liability on the Condensed Consolidated Balance Sheet. An immediate loss was recognized on the initial measurement date of $71,250 as a result of the difference between fair value and net proceeds. The change in fair value of Warrants of $71,250 for the three and six months ended June 30, 2023 was reported as other expense on the Condensed Consolidated Statement of Operations. The interest cost of $20,000 for the three and six months ended June 30, 2022 was included in interest expense, net on the Condensed Consolidated Statement of Operations.

The following table summarizes the activity to warrants outstanding:

Number of Warrants
Beginning balance as of January 1, 2023	6,212,026
Granted	150,000,000
Exercised	(1,380,000)
Expired	(1,224)
Exchanged	(984,542)
Ending balance as of June 30, 2023	153,846,260

Exercisable as of June 30, 2023	153,846,260

Note 23 — Warrants

On January 24, 2021, Inpixon entered into a Securities Purchase Agreement with an institutional investor named therein (the “Investor”), pursuant to which the Company agreed to issue and sell, in a registered direct offering, 77,334 shares of the Company’s common stock, par value $0.001 per share, and warrants to purchase up to 258,065 shares of common stock (the “Purchase Warrants”) at a combined offering price of $116.25 per share. The Purchase Warrants have an exercise price of $116.25 per share. Each Purchase Warrant is exercisable for one share of common stock and will be immediately exercisable and will expire five years from the issuance date.

The Company also offered and sold to the Purchaser pre-funded warrants to purchase up to 180,732 shares of common stock (the “Pre-Funded Warrants” and, together with the 77,334 shares and the Purchase Warrants, the “Securities”), in lieu of shares of common stock at the Investor’s election. Each Pre-Funded Warrant is exercisable for one share of common stock. The purchase price of each Pre-Funded Warrant is $116.18, and the exercise price of each Pre-Funded Warrant is $0.08 per share. The Pre-Funded Warrants are immediately exercisable and may be exercised at any time until all of the Pre-Funded Warrants are exercised in full.

During the year ended December 31, 2021, the Company issued 180,732 shares of common stock in connection with the exercise of 180,732 Pre-Funded Warrants at $0.08 per share in connection with the January 24, 2021 Securities Purchase Agreement.

On February 12, 2021, Inpixon entered into a Securities Purchase Agreement with an institutional investor named therein (the “Investor”), pursuant to which the Company agreed to issue and sell, in a registered direct offering, 93,334 shares of the Company’s common stock, par value $0.001 per share, and warrants to purchase up to 200,000 shares of common stock (the “Purchase Warrants”) at a combined offering price of $150.00 per share. The Purchase Warrants have an exercise price of $150.00 per share. Each Purchase Warrant is exercisable for one share of common stock and will be immediately exercisable and will expire five years from the issuance date.

The Company also offered and sold to the Purchaser pre-funded warrants to purchase up to 106,667 shares of common stock (the “Pre-Funded Warrants” and, together with the 93,334 shares and the Purchase Warrants, the “Securities”), in lieu of shares of common stock at the Investor’s election. Each Pre-Funded Warrant is exercisable for one share of common stock. The purchase price of each Pre-Funded Warrant is $149.93, and the exercise price of each Pre-Funded Warrant is $0.08 per share. The Pre-Funded Warrants are immediately exercisable and may be exercised at any time until all of the Pre-Funded Warrants are exercised in full.

During the year ended December 31, 2021, the Company issued 106,667 shares of common stock in connection with the exercise of 106,667 Pre-Funded Warrants at an exercise price of $0.08 per share in connection with the February 12, 2021 Securities Purchase Agreement.

On February 16, 2021, Inpixon entered into a Securities Purchase Agreement with an institutional investor named therein (the “Investor”), pursuant to which the Company agreed to issue and sell, in a registered direct offering, 40,000 shares of the Company’s common stock, par value 0.001 per share, and warrants to purchase up to 132,670 shares of common stock (the “Purchase Warrants”) at a combined offering price of $150.75 per share. The Purchase Warrants have an exercise price of $150.75 per share. Each Purchase Warrant is exercisable for one share of common stock and will be immediately exercisable and will expire 5 years from the issuance date.

The Company also offered and sold to the Purchaser pre-funded warrants to purchase up to 92,670 shares of common stock in lieu of shares of common stock at the Investor’s election. Each Pre-Funded Warrant is exercisable for one share of common stock. The purchase price of each Pre-Funded Warrant is $150.68, and the exercise price of each Pre-Funded Warrant is $0.08 per share. The Pre-Funded Warrants are immediately exercisable and may be exercised at any time until all of the Pre-Funded Warrants are exercised in full.

During the year ended December 31, 2021, the Company issued 92,670 shares of common stock in connection with the exercise of 92,670 pre-funded warrants at $0.08 per share in connection with the February 16, 2021 Securities Purchase Agreement.

On September 13, 2021, the Company entered into a Securities Purchase Agreement (the “Offering”) with certain investors pursuant to which the Company agreed to issue and sell, in a registered direct offering sold an aggregate of 58,750 shares of the Company’s Series 7 Convertible Preferred Shares, par value $0.001 per share, which are convertible into 626,667 shares of the Company’s common stock and warrants to purchase up to 626,667 shares of common stock. Each share and related warrants were sold together at a subscription amount of $920, representing an original issue discount of 8% of the Stated Value for an aggregate subscription amount of $54.1 million.

On January 28, 2022, the Company entered into an exchange agreement with the holder of certain existing warrants of the Company which were exercisable for an aggregate of 657,402 shares of the Company’s common stock. Pursuant to the exchange agreement, the Company agreed to issue to the warrant holder an aggregate of 184,153 shares of common stock and rights to receive an aggregate of 52,513 shares of common stock in exchange for the existing warrants. The Company accounted for the exchange agreement as a warrant modification. The Company determined the fair value of the existing warrants as if issued on the exchange agreement date and compared that to the fair value of the common stock issued. The Company calculated the fair value of the existing warrants using a Black-Scholes Option pricing model and determined it to be approximately $12.00 per share. The fair value of the common stock issued was based on the closing stock price of the date of the exchange. The total fair value of the warrants prior to modification was greater than the fair value of the common stock issued, and therefore, there was no incremental fair value related to the exchange.

Between March 15 and March 22, 2022, we received cash redemption notices from the holders of the Company’s Series 7 Convertible Preferred Stock issued on September 15, 2021, totaling 49,250 shares of Series 7 Convertible Preferred Stock for aggregate cash required to be paid of approximately $49.3 million. In addition, upon redemption of the Series 7 Convertible Preferred Stock, each holder forfeited 75% of the related warrants that were issued together with the Series 7 Convertible Preferred Stock (the “Series 7 Warrants”). 394,000 corresponding warrants issued in connection with the issuance of the Series 7 Convertible Preferred Stock been forfeited and 232,675 related warrants remain outstanding.

On March 22, 2022, the Company entered into a securities purchase agreement with certain investors pursuant to which the Company agreed to issue and sell, in a registered direct offering sold an aggregate of 53,197.7234 shares of the Company’s Series 8 Convertible Preferred Shares, par value $0.001 per share, and warrants to purchase up to 1,503,726 shares of common stock. Each share and related warrants were sold together at a subscription amount of $940, representing an original issue discount of 6% of the stated value for an aggregate subscription amount of $50.0 million.

On October 12, 2022, the Company issued 52,513 shares of common stock in connection with the exercise of a right to shares of common stock granted as part of warrant exchange agreement entered into on January 28, 2022.

On October 18, 2022, the Company entered into a Securities Purchase Agreement, pursuant to which the Company agreed to issue and sell, in a registered direct offering, 253,112 shares of the Company’s common stock and warrants to purchase up to 3,846,153 shares of common stock at a combined offering price of $5.85 per share. The Purchase Warrants have an exercise price of $5.85 per share. Each Purchase Warrant is exercisable for one share of common stock and will be immediately exercisable and will expire five years from the issuance date.

The Company also offered and sold to the Purchaser pre-funded warrants to purchase up to 2,310,990 shares of common stock, in lieu of shares of common stock at the Purchaser’s election. Each pre-funded warrant is exercisable for one share of common stock. The purchase price of each pre-funded warrant was $5.849, and the exercise price of each pre-funded warrant is $0.001 per share. The pre-funded warrants are immediately exercisable and may be exercised at any time until all of the pre-funded warrants are exercised in full.

During the three months ended December 31, 2022, the Company issued 930,990 shares of common stock in connection with the exercise of 930,990 pre-funded warrants from the October 2022 capital raise at $0.001 per share.

The following table summarizes the changes in warrants outstanding during the years ended December 31, 2022 and 2021:

	Number of Warrants	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)
Exercisable at January 1, 2021	107,910	$502.50	$—
Granted	1,597,469	87.00	—
Exercised	(419,951)	9.00	—
Expired	—	—	—
Cancelled	—	—	—
Outstanding at December 31, 2021	1,285,428	$147.75	$—

Granted	7,660,859	$9.88	—
Exercised	(1,115,143)	150.00	—
Expired	(28)	2,082,857.14	—
Cancelled	(1,619,090)	75.45	—
Outstanding at December 31, 2022	6,212,026	$19.56	$1,530
Exercisable at December 31, 2021	1,285,428	$147.75	—
Exercisable at December 31, 2022	6,212,026	$19.56	1,530